Debt - Schedule of Principal payments for each debt obligation, excluding short-term borrowings (Details) $ in Millions	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
2024	$ 0
2025	721
2026	1,800
2027	1,875
2028	553
2029 and thereafter	750
Total principal payments	5,699
U.S. Dollar Denominated
Debt Instrument [Line Items]
2024	0
2025	500
2026	750
2027	1,208
2028	0
2029 and thereafter	750
Total principal payments	3,208
Euro Denominated
Debt Instrument [Line Items]
2024	0
2025	221
2026	1,050
2027	667
2028	553
2029 and thereafter	0
Total principal payments	$ 2,491